12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets
	2017	2016	2015
Loss carryforwards	$763,000	$661,000	$627,200
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil & Gas properties	2,871,000	2,222,000	1,691,000
Asset retirement obligation	89,900	83,300	76,700
Deferred tax asset	3,741,400	2,983,800	2,412,400

Less valuation allowance	(3,741,400)	(2,983,800)	(2,412,400)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule
	2017	2016	2015
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	20%	19%	-24%
%Non-deductible stock-based compensation	0%	0%	-1%
Non%-deductible change in fair value of derivative liability	-64%	-117%	107%
Non-deductible accretion expense	15%	1%	4%
Effect of foreign exchange	54%	122%	-61%
Effect of change in income tax rate	0%	0%	0%
	0%	0%	0%